Operating expenses	12 Months Ended
Dec. 31, 2025
Rental income from investment property, net of direct operating expense [abstract]
Operating expenses
Note 6—Operating expenses
The operating expense categories disclosed include the following types of expenditure:

1	Cost of sales, which excludes staff costs and depreciation, represents expenditures which generally vary directly with revenue.

€ million	2025	2024	2023
Rental of third-party satellite capacity	(209)	(157)	(140)
Equipment	(150)	(69)	(81)
Customer support costs	(299)	(169)	(155)
Rental of satellite capacity from joint ventures	(21)	—	—
Other cost of sales	(76)	(66)	(68)

Total cost of sales	(755)	(461)	(444)

Cost of sales are incurred in delivering services to customers and include a variety of expenses such as rental of third-party satellite capacity, third-party teleports, connectivity, equipment and equipment rental, customer support costs such as hosting, monitoring, implementation, engineering work.

Rental of satellite capacity from joint ventures relates to arrangements associated with
Horizons-3
Satellite LLC (‘Horizons 3’) and
Horizons-4
Satellite LLC (‘Horizons 4’) (associates), which are joint ventures between SES and JSAT that the Group took over upon the Intelsat acquisition. These arrangements include the purchase by SES of 50% of the satellite capacity from the Horizons 3 and Horizons 4 joint ventures. Additionally, the Group took over a revenue sharing agreement with JSAT in respect of services sold on the Galaxy 13 (Horizons 1), Horizons 2, Horizons 3e (Horizons 3) and Galaxy 37 (Horizons 4) satellites, under which the initiating party is responsible for engineering, billing and collection, and remits 50% of collected revenues, net of applicable fees and commissions, to the other party.
Other cost of sales detailed mainly include commissions, as well as an amount of EUR 1 million (2024: EUR 1 million, 2023: EUR 2 million) for C-band repurposing related expenses (Note 39).

2
Staff costs of EUR 495 million (2024: EUR 402 million, 2023: EUR 409 million) include gross salaries and employer’s social security payments, payments into pension schemes for employees, charges arising under share-based payment schemes, staff-related restructuring charges of EUR 41 million (2024: EUR 54 million, 2023: EUR 27 million), as well as costs associated with the development and / or implementation of merger and acquisition activities of EUR 12 million (2024: nil, 2023: nil). At the year-end
the total full-time equivalent number of members of staff was 3,830 (2024: 2,118, 2023: 2,294).

3
Other operating expenses of EUR 348 million (2024: EUR 236 million, 2023: EUR 244 million) are, by their nature, less variable with revenue and include office-related and technical facility costs, in-orbit
insurance, marketing, general and administrative expenditure, consulting charges, travel-related expenditure and movements in debtor provisions.

Other operating expenses also include an amount of EUR 83 million (2024: EUR
 55
million, 2023: EUR
 9
million) of costs associated with the development and / or implementation of merger and acquisition activities, EUR
 16
million advisory charges of non-recurring nature (2024:nil, 2023: nil), EUR
 4
million other charges of non-recurring nature (2024: EUR
 3
million for one-off infrastructure costs, 2023:
 9
million for specific business taxes of a non-recurring nature), EUR 3 million (2024: EU
R
 9
million, 2023: nil) of restructuring charges in connection with the Group’s ongoing optimisation programme, and EUR 1 million (2024: EUR

4

million, 2023: EUR 16 million) of C-band repurposing expenses (Note 39).